Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Summary of Disaggregates Revenue by Timing of Goods and Services
The following table disaggregates revenue by timing of transfer of goods or services:

	Years Ended December 31,
	2022	2021
	(in thousands)
Transferred over time	$60,910	$49,610
Transferred at a point in time	4,940	1,242

Total Revenue	$65,850	$50,852

Summary of Changes in Contract Liabilities	The following table summarizes changes in contract liabilities during the year ended December 31, 2022:

	Contract Liabilities
	2022	2021
	(in thousands)
Beginning contract liabilities	$19,216	$22,331

Additions to contract liabilities during the period	62,105	35,760
Change in provision for contract losses	(5,753)	8,465
Revenue recognized in the period from:
Amounts included in contract liabilities at the beginning of the period	(8,166)	(21,957)
Amounts added to contract liabilities during the period	(51,479)	(25,383)

Contract liabilities at year end	$15,923	$19,216

	Contract Assets
	2022	2021
	(in thousands)
Beginning contract assets	$4,257	$—

Additions to contract assets during the period	3,076	4,257

Contract assets at year end	$7,333	$4,257